Expense Example - AQR Global Macro Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	126	530	1,009	2,333	152	606	1,137	2,592	116	502	965	2,247